EVENTS AFTER THE REPORTING PERIOD	6 Months Ended
Jun. 30, 2023
Events After The Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD	EVENTS AFTER THE REPORTING PERIODIn July 2023, the Group paid deferred consideration of EUR5,000 related to the acquisition of BonusFinder. See Note 5 for a complete discussion of this transaction.